Loans (Tables)	12 Months Ended
Dec. 31, 2017
Loans [Abstract]
Loans
(a)	Loans as of December 31, 2016 and 2017 are as follows:

	2016		2017
Household loans	~~W~~	104,184,270	111,590,777
Corporate loans		130,485,094	139,989,642
Public and other		2,153,888	2,297,631
Loans to banks		4,729,836	2,969,784
Card receivables		19,450,421	20,640,857

		261,003,509	277,488,691
Discount		(27,533)	(44,936)
Deferred loan origination costs and fees		395,394	432,615

		261,371,370	277,876,370
Allowance for credit losses		(2,360,795)	(2,310,604)

	~~W~~	259,010,575	275,565,766

Changes in the allowance for credit losses
(b)	Changes in the allowance for credit losses for the years ended December 31, 2016 and 2017 are as follows:

	2016
	Loans						Other (*2)	Total
	Household		Corporate	Credit Card	Other	Subtotal
Beginning balance	~~W~~	266,764	1,358,489	675,239	17,924	2,318,416	79,839	2,398,255
Provision for (reversal of) allowance		135,416	656,449	313,037	(2,121)	1,102,781	4,851	1,107,632
Write-offs		(126,776)	(730,027)	(433,470)	(558)	(1,290,831)	(16,204)	(1,307,035)
Effect of discounting (*1)		(238)	(28,372)	(8,428)	—	(37,038)	—	(37,038)
Allowance related to loans sold		(2,731)	(42,472)	(32,970)	(95)	(78,268)	—	(78,268)
Recoveries		34,705	126,102	188,703	43	349,553	2,227	351,780
Others (*3)		(795)	(4,778)	1,755	—	(3,818)	(3,817)	(7,635)

Ending balance	~~W~~	306,345	1,335,391	703,866	15,193	2,360,795	66,896	2,427,691

	2017
	Loans						Other (*2)	Total
	Household		Corporate	Credit Card	Other	Subtotal
Beginning balance	~~W~~	306,345	1,335,391	703,866	15,193	2,360,795	66,896	2,427,691
Provision for (reversal of) allowance		146,757	402,528	251,870	(227)	800,928	15,672	816,600
Write-offs		(136,976)	(300,183)	(536,219)	(565)	(973,943)	(20,063)	(994,006)
Effect of discounting (*1)		(269)	(21,390)	(1,657)	—	(23,316)	—	(23,316)
Allowance related to loans sold		(2,042)	(58,719)	(1,928)	(402)	(63,091)	16	(63,075)
Recoveries		43,756	82,378	184,873	35	311,042	1,591	312,633
Others (*3)		455	(105,697)	3,431	—	(101,811)	(379)	(102,190)

Ending balance	~~W~~	358,026	1,334,308	604,236	14,034	2,310,604	63,733	2,374,337

(*1)	Interest income from impaired financial assets
(*2)	Included allowance for due from banks and other assets
(*3)	Other changes were due to debt restructuring, debt-equity swap, and foreign exchange rate, etc.

Changes in deferred loan origination costs and fees
(c)	Changes in deferred loan origination costs and fees for the years ended December 31, 2016 and 2017 are as follows:

	2016		2017
Beginning balance	~~W~~	357,617	395,394
Loan originations		192,116	178,890
Amortization		(154,339)	(141,669)

Ending balance	~~W~~	395,394	432,615